FINANCIAL INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
In respect of investments in bank deposits and marketable securities	$ 713	$ 359	$ 93
Other	134	95	151
Financial income	847	454	244
Financial expenses:
Convertible notes	0	0	393
Short-term bank loan	259	364	316
Lease liabilities	303	279	0
Short-term shareholders' loans	0	0	85
Credit card and bank clearance and other fees	670	432	359
Exchange rate differences	83	158	8
Financial expenses	1,315	1,233	1,161
Gain on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes, which were fully repaid on February 28, 2018	0	0	96
Gain on revaluation to fair value of warrants	0	442	2,337
Gain on derivative financial instruments	$ 0	$ 442	$ 2,433